Research And Development Expenses	12 Months Ended
Dec. 31, 2011
Research And Development Expenses [Abstract]
Research And Development Expenses
15.	RESEARCH AND DEVELOPMENT EXPENSES

	Years ended December 31
	2009	2010	2011
Research and development	17,192	21,270	22,454
Less: research and development grants	(272)	(1,629)	(1,128)

Research and development, net	16,920	19,641	21,326

There is no assurance that the Company will continue to receive research and development grants.